INVENTORIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Inventory write-downs	$ 212	$ 298	$ 236
Cripple Creek & Victor mine
INVENTORIES
Inventory write-downs	4
Carlin
INVENTORIES
Inventory write-downs	4	2	4
Phoenix
INVENTORIES
Inventory write-downs	4	12	5
Twin Creeks
INVENTORIES
Inventory write-downs		1
Yanacocha
INVENTORIES
Inventory write-downs	4	3	3
Costs applicable to sales
INVENTORIES
Inventory write-downs	14	15	10
Depreciation and amortization
INVENTORIES
Inventory write-downs	$ 2	$ 3	$ 2